Consolidated Statements of Changes in Stockholders' Equity (Deficiency) and Comprehensive Loss (Unaudited) (USD $)	Common Stock Par Value	Additional Paid-In Capital	CommonSharesSubscribedMember	Accumulated Other Comprehensive Income	Deficit Accumulated During the Development Stage	Total
Balance, beginning at Sep. 19, 2003
Balance, beginning, shares at Sep. 19, 2003
Capital stock issued for cash	5,083	20,967				26,050
Capital stock issued for cash, shares	5,083,000
Net loss					(15,880)	(15,880)
Balance, ending at Aug. 31, 2004	5,083	20,967			(15,880)	10,170
Balance, ending, shares at Aug. 31, 2004	5,083,000
Net loss					(16,578)	(16,578)
Balance, ending at Aug. 31, 2005	5,083	20,967			(32,458)	(6,408)
Balance, beginning, shares at Aug. 31, 2005	5,083,000
Stock Split Adjustment	20,332	(20,332)
Stock Split Adjustment, shares	20,332,000
Net loss					(31,577)	(31,577)
Balance, ending at Aug. 31, 2006	25,415	635			(64,035)	(37,985)
Balance, ending, shares at Aug. 31, 2006	25,415,000
Capital stock issued for investment	935	686,290				687,225
Capital stock issued for investment, shares	935,000
Net loss					(257,804)	(257,804)
Balance, ending at Aug. 31, 2007	26,350	686,925			(321,839)	391,436
Balance, ending, shares at Aug. 31, 2007	26,350,000
Net loss					(378,039)	(378,039)
Balance, ending at Aug. 31, 2008	26,350	686,925			(699,878)	13,397
Balance, ending, shares at Aug. 31, 2008	26,350,000
Net loss					(1,353,766)	(1,353,766)
Balance, ending at Aug. 31, 2009	26,350	686,925			(2,053,644)	(1,340,369)
Balance, beginning, shares at Aug. 31, 2009	26,350,000
Capital stock issued for cash	59,750	527,750				587,500
Capital stock issued for cash, shares	59,750,000
Capital stock issued for settlement of name issue	50	450				500
Capital stock issued for settlement of name issue, shares	50,000
Capital stock issued to buy subsidiary	300	9,300				9,600
Capital stock issued to buy subsidiary, shares	300,000
Capital stock issued for services:	22,250	200,250				222,500
Capital stock issued for services, shares	22,250,000
Capital stock issued for oil and gas properties	116,000	3,420,000				3,536,000
Capital stock issued for oil and gas properties, shares	116,000,000
Capital stock issued for loan conversion	40,000	360,000				400,000
Capital stock issued for loan conversion, shares	40,000,000
Capital stock issued with short-term debt	29,000	1,156,791				1,185,791
Capital stock issued with short-term debt, shares	29,000,000
Shareholder loan interest forgiven		631,444				631,444
Net loss					(2,315,199)	(2,315,199)
Balance, ending at Aug. 31, 2010	293,700	6,992,910			(4,368,843)	2,917,767
Balance, ending, shares at Aug. 31, 2010	293,700,000					293,700,000
Capital stock issued for cash	97,139	25,724,980				25,822,119
Capital stock issued for cash, shares	97,138,726
Capital stock issued for services:	48,829	8,954,971	617,000			9,620,800
Capital stock issued for services, shares	48,829,000
Capital stock issued for oil and gas properties	1,000	89,000				90,000
Capital stock issued for oil and gas properties, shares	1,000,000
Capital stock issued with short-term debt	14,000	609,232	(164,062)			459,170
Capital stock issued with short-term debt, shares	14,000,000
Capital stock subscribed for services			207,600			207,600
Capital stock subscribed with short-term debt			164,062			164,062
Compensation expense paid by stock option issuance		74,772				74,772
Net loss					(14,573,721)	(14,573,721)
Other comprehensive income - Cumulative currency transalation adjustment				(29)		(29)
Total comprehensive loss						(14,573,750)
Balance, ending at Aug. 31, 2011	454,668	42,445,865	824,600	(29)	(18,942,564)	24,782,540
Balance, ending, shares at Aug. 31, 2011	454,667,726					454,667,726
Capital stock issued for services:	5,600	877,500	(824,600)			58,500
Capital stock issued for services, shares	5,600,000
Compensation expense paid by stock option issuance		179,786				179,786
Net loss					(1,827,290)	(1,827,290)
Other comprehensive income - Cumulative currency transalation adjustment				(568)		(568)
Total comprehensive loss				(597)		(1,827,858)
Balance, ending at Feb. 29, 2012	$ 460,268	$ 43,503,151		$ (597)	$ (20,769,854)	$ 23,192,968
Balance, ending, shares at Feb. 29, 2012	460,267,726					460,267,726